Federated U.S. Government Securities Fund: 1-3 Years
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—58.3%
$5,000,000	[1]	1.375%, 1/15/2020	$4,997,900
5,000,000		1.375%, 2/29/2020	4,996,025
5,000,000		1.375%, 3/31/2020	4,995,331
5,000,000		1.500%, 4/15/2020	4,997,294
4,000,000		1.500%, 10/31/2021	3,990,561
6,000,000		2.000%, 7/31/2020	6,013,367
5,000,000		2.000%, 11/15/2021	5,035,565
10,000,000		2.250%, 3/31/2021	10,073,220
6,000,000		2.250%, 4/15/2022	6,088,153
4,000,000		2.500%, 2/28/2021	4,039,070
5,000,000		2.625%, 11/15/2020	5,042,975
2,000,000		2.625%, 5/15/2021	2,026,920
5,000,000		2.625%, 7/15/2021	5,075,483
5,000,000		2.750%, 9/30/2020	5,043,572
5,000,000		2.750%, 11/30/2020	5,051,674
7,000,000		2.750%, 9/15/2021	7,133,687
7,000,000		2.875%, 10/31/2020	7,073,972
5,000,000		2.875%, 10/15/2021	5,112,003
5,000,000		2.875%, 11/15/2021	5,117,971
		TOTAL U.S. TREASURIES (IDENTIFIED COST $100,676,941)	101,904,743
		GOVERNMENT AGENCIES—24.4%
		Federal Farm Credit System—5.7%
5,000,000		1.840%, 9/9/2022	4,993,059
5,000,000		2.800%, 1/24/2022	5,007,247
		TOTAL	10,000,306
		Federal Home Loan Bank System—9.2%
3,000,000		1.625%, 11/19/2021	2,998,272
3,000,000		1.800%, 11/4/2022	3,003,586
5,000,000		2.250%, 8/5/2022	5,003,856
5,000,000		3.000%, 10/12/2021	5,120,932
		TOTAL	16,126,646
		Federal Home Loan Mortgage Corporation—2.7%
4,625,000		2.400%, 6/10/2022	4,641,241
		Federal National Mortgage Association—6.8%
3,000,000		1.950%, 10/28/2022	3,000,099
3,750,000		2.750%, 6/22/2021	3,817,136
5,000,000		2.875%, 10/30/2020	5,054,377
		TOTAL	11,871,612
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $42,370,595)	42,639,805
	[2]	COLLATERALIZED MORTGAGE OBLIGATIONS—15.3%
		Federal Home Loan Mortgage Corporation—6.3%
3,038,110		REMIC, Series 4057, Class FN, 2.115% (1-month USLIBOR +0.350%), 12/15/2041	3,019,037
3,399,435		REMIC, Series 4856, Class FD, 2.065% (1-month USLIBOR +0.300%), 8/15/2040	3,383,912
4,612,595		REMIC, Series 4875, Class F, 2.215% (1-month USLIBOR +0.450%), 4/15/2049	4,609,066
		TOTAL	11,012,015

Principal Amount or Shares			Value
	[2]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—9.0%
$3,602,303		REMIC, Series 2010-35, Class FG, 2.308% (1-month USLIBOR +0.600%), 4/25/2040	$3,625,020
3,430,264		REMIC, Series 2012-103, Class NF, 2.108% (1-month USLIBOR +0.400%), 9/25/2042	3,422,436
3,753,451		REMIC, Series 2016-103, Class LF, 2.208% (1-month USLIBOR +0.500%), 1/25/2047	3,753,448
4,931,568		REMIC, Series 2016-8, Class FA, 2.158% (1-month USLIBOR +0.450%), 3/25/2046	4,922,506
		TOTAL	15,723,410
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,750,152)	26,735,425
		INVESTMENT COMPANY—1.7%
2,912,343		Federated Government Obligations Fund, Premier Shares, 1.57%[3] (IDENTIFIED COST $2,912,343)	2,912,343
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $172,710,031)	174,192,316
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	592,793
		TOTAL NET ASSETS—100%	$174,785,109
At November 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[5]United States Treasury Note 2-Year Long Futures	365	$78,688,867	March 2020	$(79,018)
The average notional value of long futures contracts held by the Fund throughout the period was $66,337,887. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares*
Balance of Shares Held 2/28/2019	3,195,609
Purchases/Additions	117,645,527
Sales/Reductions	(117,928,793)
Balance of Shares Held 11/30/2019	2,912,343
Value	$2,912,343
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$80,101
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$101,904,743	$—	$101,904,743
Government Agencies	—	42,639,805	—	42,639,805
Collateralized Mortgage Obligations	—	26,735,425	—	26,735,425
Investment Company	2,912,343	—	—	2,912,343
TOTAL SECURITIES	$2,912,343	$171,279,973	$—	$174,192,316
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(79,018)	—	—	(79,018)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(79,018)	$—	$—	$(79,018)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
4